Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenue	$ 3,867,155	$ 3,718,229	$ 3,643,538
Operating expenses:
Cost of revenue	2,507,656	2,408,040	2,349,488
Research and development	259,097	252,292	254,944
Selling, general and administrative	472,778	464,883	440,085
Amortization of purchased intangible assets and other	110,291	109,873	70,073
Restructuring charges			13,000
Total operating expenses	3,349,822	3,235,088	3,127,590
Operating income	517,333	483,141	515,948
Interest and other (expense) income, net	(4,421)	1,557	(2,544)
Income before income taxes	512,912	484,698	513,404
Income taxes	76,086	75,367	67,241
Net income	$ 436,826	$ 409,331	$ 446,163
Basic earnings per share	$ 2.99	$ 2.74	$ 2.89
Diluted earnings per share	$ 2.96	$ 2.71	$ 2.85